As filed with the Securities and Exchange Commission on January 28, 2022
Registration Statement Nos. 333-101778
811-21262

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form N-4
Registration Statement Under The Securities Act Of 1933
Pre-Effective Amendment No.	□
Post-Effective Amendment No. 37	☒
And
Registration Statement Under The Investment Company Act Of 1940
Amendment No. 244	☒
(Check Appropriate box or boxes.)
Brighthouse Separate Account Eleven for Variable Annuities
(Exact name of Registrant)
Brighthouse Life Insurance Company
(Name of Depositor)
11225 North Community House Road
Charlotte, NC 28277
(Address of Depositor’s Principal Executive Offices)
Depositor’s Telephone Number, including area code: (980) 365-7100
Brighthouse Life Insurance Company
c/o The Corporation Trust Company
1209 Orange Street
Corporation Trust Center
New Castle County
Wilmington, DE 19801
(302) 658-7581
(Name and Address of Agent for Service)
Copies to:
Dodie C. Kent
Ronald Coenen, Jr.
Eversheds Sutherland (US) LLP
The Grace Building, 40th Floor
1114 Avenue of the Americas
New York, NY 10036-7703

Approximate Date of Proposed Public Offering: On [ ], 2022 or as soon thereafter as practicable
It is proposed that this filing will become effective (check appropriate box):
□ immediately upon filing pursuant to paragraph (b) of Rule 485.
☒ on February 27, 2022 pursuant to paragraph (b) of Rule 485.
□ 60 days after filing pursuant to paragraph (a)(1) of Rule 485.
□ on (date) pursuant to paragraph (a)(1) of Rule 485.
If appropriate, check the following box:

☒ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This Post-Effective Amendment is being filed pursuant to rule 485(b)(1)(iii) under the Securities Act of 1933, as amended, for the sole purpose of delaying the effective date of Post-Effective Amendment No. 34 (“Amendment No. 34”) to Registration Statement File No. 333-101778 filed pursuant to rule 485(a) under the Securities Act of 1933, as amended, on October 7, 2021. Parts A, B and C were filed in Amendment No. 34 and are incorporated by reference herein.
This registration statement incorporates by reference the two prospectuses dated May 1, 2010 for the Portfolio Architect Plus Annuity and the Scudder Advocates Reward Annuity (the “Prospectuses”) filed in Post-Effective Amendment No. 20/Amendment No. 117 to the registration statement on Form N-4 (File Nos. 333-101778/811-21262) filed on April 6, 2010.
This registration statement also incorporates by reference the two Supplements dated May 1, 2011 for the Portfolio Architect Plus Annuity and the Scudder Advocates Reward Annuity to the Prospectuses filed in Post-Effective Amendment No. 21/Amendment No. 131 to the registration statement on Form N-4 (File Nos. 333-101778/811-21262) filed on April 5, 2011.
This registration statement also incorporates by reference the two Supplements dated April 30, 2012 for the Portfolio Architect Plus Annuity and the Scudder Advocates Reward Annuity to the Prospectuses filed in Post-Effective Amendment No. 22/Amendment No. 143 to the registration statement on Form N-4 (File Nos. 333-101778/811-21262) filed on April 4, 2012.
This registration statement also incorporates by reference the two Supplements dated April 29, 2013 for the Portfolio Architect Plus Annuity and the Scudder Advocates Reward Annuity to the Prospectuses filed in Post-Effective Amendment No. 23/Amendment No. 152 to the registration statement on Form N-4 (File Nos. 333-101778/811-21262) filed on April 3, 2013.
This registration statement also incorporates by reference the two Supplements dated April 28, 2014 for the Portfolio Architect Plus Annuity and the Scudder Advocates Reward Annuity to the Prospectuses filed in Post-Effective Amendment No. 24/Amendment No. 160 to the registration statement on Form N-4 (File Nos. 333-101778/811-21262) filed on April 4, 2014.
This registration statement also incorporates by reference the two Supplements dated May 1, 2015 for the Portfolio Architect Plus Annuity and the Scudder Advocates Reward Annuity to the Prospectuses filed in Post-Effective Amendment No. 25/Amendment No. 171 to the registration statement on Form N-4 (File Nos. 333-101778/811-21262) filed on April 8, 2015.
This registration statement also incorporates by reference the two Supplements dated May 1, 2016 for the Portfolio Architect Plus Annuity and the Scudder Advocates Reward Annuity to the Prospectuses filed in Post-Effective Amendment No. 26/Amendment No. 183 to the registration statement on Form N-4 (File Nos. 333-101778/811-21262) filed on April 6, 2016.
This registration statement also incorporates by reference the two Supplements dated May 1, 2017 for the Portfolio Architect Plus Annuity and the Scudder Advocates Reward Annuity to the Prospectuses filed in Post-Effective Amendment No. 27/Amendment No. 193 to the registration statement on Form N-4 (File Nos. 333-101778/811-21262) filed on April 5, 2017.
This registration statement also incorporates by reference the two Supplements dated April 30, 2018 for the Portfolio Architect Plus Annuity and the Scudder Advocates Reward Annuity to the Prospectuses filed in Post-Effective Amendment No. 29/Amendment No. 209 to the registration statement on Form N-4 (File Nos. 333-101778/811-21262) filed on April 25, 2018.
This registration statement also incorporates by reference the two Supplements dated April 29, 2019 for the Portfolio Architect Plus Annuity and the Scudder Advocates Reward Annuity to the Prospectuses filed in Post-Effective Amendment No. 30/Amendment No. 215 to the registration statement on Form N-4 (File Nos. 333-101778/811-21262) filed on April 3, 2019.

This registration statement also incorporates by reference the two Supplements dated May 1, 2020 for the Portfolio Architect Plus Annuity and the Scudder Advocates Reward Annuity to the Prospectuses filed in Post-Effective Amendment No. 32/Amendment No. 225 to the registration statement on Form N-4 (File Nos. 333-101778/811-21262) filed on April 3, 2020.
This registration statement also incorporates by reference the two Supplements dated April 30, 2021 for the Portfolio Architect Plus Annuity and the Scudder Advocates Reward Annuity to the Prospectuses filed in Post-Effective Amendment No. 33/Amendment No. 234 to the registration statement on Form N-4 (File Nos. 333-101778/811-21262) filed on April 7, 2021.

Signatures
Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this registration statement under rule 485(b) under the Securities Act and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Charlotte, and State of North Carolina, on the 24th day of January, 2022.
BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES (Registrant)

By:	BRIGHTHOUSE LIFE INSURANCE COMPANY
By:	/s/ Donald A. Leintz
Donald A. Leintz Vice President

By:	BRIGHTHOUSE LIFE INSURANCE COMPANY
(Depositor)
By:	/s/ Donald A. Leintz
Donald A. Leintz Vice President

Pursuant to the requirement of the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities indicated on January 24, 2022.
/s/ Eric Steigerwalt* Eric Steigerwalt	Chairman of the Board, President, Chief Executive Officer and a Director
/s/ Myles Lambert* Myles Lambert	Director and Vice President
/s/ Conor Murphy* Conor Murphy	Director and Vice President
/s/ Jonathan Rosenthal* Jonathan Rosenthal	Director, Vice President and Chief Investment Officer
/s/ Edward A. Spehar* Edward A. Spehar	Director, Vice President and Chief Financial Officer
/s/ Kristine Toscano* Kristine Toscano	Vice President and Chief Accounting Officer
/s/ Gianna H. Figaro-Sterling* Gianna H. Figaro-Sterling	Vice President and Controller

*By:	/s/ Michele H. Abate
Michele H. Abate, Attorney-in-Fact, January 24, 2022
*	Brighthouse Life Insurance Company. Executed by Michele H. Abate, Esquire on behalf of those indicated pursuant to powers of attorney incorporated by reference herein to Registrant's Post-Effective Amendment No. 34 to the Registration Statement on Form N-4 filed as Exhibit (p) on October 7, 2021 (File Nos. 333-101778/811-21262).